Income tax expense - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) MW GW	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($) MW GW
Disclosure Of Income Tax Expense [line items]
Statutory income tax rate	30.00%	30.00%
Combined Statutory income tax rate	34.94%	34.94%	34.61%		34.61%
Minimum alternative tax rate	18.50%	18.50%	18.50%		18.50%
Combined minimum alternative tax rate	21.55%	21.55%	21.34%		21.34%
Maximum Tax Credit	80.00%	80.00%
Effect of tax holiday amount and similar exemptions	₨ 8,076	$ 117	₨ 10,152		₨ 14,755
Unused tax credits for which no deferred tax asset recognised	121,135		34,992			$ 1,751
Unused alternative minimum tax credits	3,996		3,996			58
Non-current tax assets	34,843		33,894	[1]		504
Unutilized business losses [member]
Disclosure Of Income Tax Expense [line items]
Unused tax credits for which no deferred tax asset recognised	33,768		12,014			488
Unabsorbed Depreciation [member]
Disclosure Of Income Tax Expense [line items]
Unused tax credits for which no deferred tax asset recognised	87,281		₨ 20,195			1,262
Pantnagar [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate			30.00%
Electrosteel Steels Limited [member] | Unutilized business losses [member]
Disclosure Of Income Tax Expense [line items]
Unused tax credits for which no deferred tax asset recognised	17,993
Electrosteel Steels Limited [member] | Unabsorbed Depreciation [member]
Disclosure Of Income Tax Expense [line items]
Unused tax credits for which no deferred tax asset recognised	67,409
Group [member]
Disclosure Of Income Tax Expense [line items]
Unremitted earnings	₨ 324,848		₨ 314,877			$ 4,697
The first five years from the commencement of the tax holiday [Member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%
The first five years from the commencement of the tax holiday [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%
For the subsequent five years for location based exemption [Member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	30.00%	30.00%
For the subsequent five years for location based exemption [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	50.00%	50.00%
For Further Five Years [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	50.00%	50.00%
For any ten consecutive years within the 15 year period following commencement of the power plant's operation [Member]
Disclosure Of Income Tax Expense [line items]
Thermal power capacity | GW	8.4					8.4
Wind power capacity | MW	274					274
For any ten consecutive years within the 15 year period following commencement of the power plant's operation [Member] | Bottom of range [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%

[1]	Restated - Refer Note 2(b)